Insurance Contracts - Sumary of Shareholders' Equity on Net Income (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Insurance [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	€ (185)	€ (205)
Insurance [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	172	198
Insurance [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	(449)	(440)
Insurance [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	476	467
Insurance [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	162	104
Insurance [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	(164)	(105)
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(1,998)	(2,386)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	1,873	2,117
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(449)	(440)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	477	467
On Share Holders Equity Insurance Contracts [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	159	101
On Share Holders Equity Insurance Contracts [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	€ (161)	€ (103)